Consumer Loans Receivable, net (Details 4) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2012
Accretable yield, at acquisition	(1,477)	(1,477)
Accretion	1,032
Accretable yield, September 30, 2012	(445)	(1,477)